Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		$ (265)
Business dispositions		772	1,305	138
Pension plan curtailment	25
Spin-off of Intl Coffee & Tea Business		(2,408)
Balance at end of period		(144)	(265)
Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		219	(106)	(21)
Business dispositions		127
Disposition of Household & Body Care businesses			55
Disposition of Godrej J.V.				14
Spin-off of Intl Coffee & Tea Business		(180)
Other comprehensive income (loss) activity		(150)	270	(99)
Balance at end of period		16	219	(106)
Net Unrealized Gain (Loss) On Qualifying Cash Flow Hedges And Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		6	(1)	(11)
Other comprehensive income (loss) activity		2	7	10
Balance at end of period		8	6	(1)
Pension/Postretirement Liability Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(490)	(807)	(572)
Amortization of net actuarial loss and prior service credit		(1)	16	19
Net actuarial gain arising during the period		(70)	326	(323)
Pension plan curtailment		24	25	27
Pension and postretirement plan amendments				(4)
Spin-off of Intl Coffee & Tea Business		343
Other comprehensive income (loss) activity		26	(50)	46
Balance at end of period		(168)	(490)	(807)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(265)	(914)	(604)
Business dispositions		127
Disposition of Household & Body Care businesses			55
Disposition of Godrej J.V.				14
Amortization of net actuarial loss and prior service credit		(1)	16	19
Net actuarial gain arising during the period		(70)	326	(323)
Pension plan curtailment		24	25	27
Pension and postretirement plan amendments				(4)
Spin-off of Intl Coffee & Tea Business		163
Other comprehensive income (loss) activity		(122)	227	(43)
Balance at end of period		$ (144)	$ (265)	$ (914)